July 14, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rayliant Funds Trust (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement under the Securities Act of 1933. The main purpose for this filing is to respond to SEC staff comments. We are not seeking to register Rayliant-ChinaAMC Select China 500 ETF and Affinity World Leaders Equity ETF at this time. Accordingly, those Funds have been deleted from the Registration Statement.

If you have any questions concerning this filing, please contact the undersigned at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla